OTHER RECEIVABLES AND PREPAYMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of OTHER RECEIVABLES AND PREPAYMENTS [Line Items]
Prepayments	¥ 2,152	¥ 2,682
VAT recoverable	0	6,172
Current prepayments and other current assets	¥ 2,152	¥ 8,854